Condensed Consolidated Balance Sheet - GBP (£) £ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment	£ 2,390	£ 1,573
Intangible assets	22,192	31,648
Total non-current assets	24,582	33,221
Current assets
Prepayments	4,420	1,619
R&D tax credits	4,004	2,818
Other taxes receivable	788	804
Other receivables	1,030	1,016
Cash and short-term deposits	110,093	23,469
Total current assets	120,335	29,726
Total assets	144,917	62,947
Non-current liabilities
Provisions	392	1,216
Interest-bearing loans and borrowings	17,933	16,142
Other liabilities	78	62
Warrant liability	34,011	50,775
Lease liability	1,950	1,158
Total non-current liabilities	54,364	69,353
Current liabilities
Trade and other payables	2,187	3,333
Accruals	4,206	4,178
Provisions	1,256	418
Lease liability	724	636
Other liabilities	1,499
Total current liabilities	9,872	8,565
Total liabilities	64,236	77,918
Net assets/(liabilities)	80,681	(14,971)
Equity
Issued capital	1,634	1,017
Share premium	240,552	161,785
Other capital reserves	130,026	128,374
Other reserves	7,401	5,001
Employee Benefit Trust	(1,151)	(1,305)
Accumulated losses	(297,605)	(309,693)
Translation reserve	(176)	(150)
Total equity	£ 80,681	£ (14,971)